Long term debt - Credit Facility Narrative (Details)	12 Months Ended
	Dec. 31, 2017 CAD convenant	Dec. 31, 2016 CAD	Aug. 01, 2017 CAD	Jul. 31, 2017 CAD
Line of Credit Facility [Line Items]
Payments of financing fees	CAD 2,982,000	CAD 99,000
Revolver
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility			CAD 140,000,000.0
Additional borrowing limit			25,000,000
Capital lease borrowing limit			CAD 100,000,000.0
Amount outstanding during period	800,000	800,000
Prior borrowings				CAD 70,000,000
Unused borrowing availability under the revolving facility		58,200,000
Payments of financing fees	840,000	30,000
Write off of debt issuance costs	CAD 329,000
Term loan
Line of Credit Facility [Line Items]
Prior borrowings				CAD 30,000,000
Number of financial covenants | convenant	2
Senior leverage ratio	3.0
Minimum
Line of Credit Facility [Line Items]
Standby fees percentage	0.35%
Minimum | Revolver
Line of Credit Facility [Line Items]
Prior borrowings	CAD 107,200,000	51,700,000
Maximum
Line of Credit Facility [Line Items]
Standby fees percentage	0.65%
Maximum | Revolver
Line of Credit Facility [Line Items]
Prior borrowings		CAD 92,100,000
Maximum | Term loan
Line of Credit Facility [Line Items]
Senior leverage ratio	3.5
Fixed charge ratio	1.15